Lease Liabilities (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)
Lease Liabilities [Line Items]
Rent termination penalty	$ 153,000	₪ 500,000
Monthly deduction from termination fee	9,000	30,000
Lease payment	(17,500)	₪ 69,000
Lease expenses	$ 390,000		$ 371,000
Percentage for car lease agreement cancellation penalty	up to 400%	up to 400%
Minimum [Member]
Lease Liabilities [Line Items]
Percentage of future lease payments discounted	7.98%	7.98%
Maximum [Member]
Lease Liabilities [Line Items]
Percentage of future lease payments discounted	15.78%	15.78%